Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
14 Intangible assets

Balances and changes in intangible assets are as follows

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Amortizations	Transfers (i)	Write-offs	Exchange rate variation	Acquisition of subsidiaries	Balance as of 12/31/2023
Cost:
Goodwill (a)	-	917,775	‐	‐	‐	-	‐	25,350	943,125
Software (c)	5	1,299,088	273,310	‐	1,086	(79,909)	‐	10,026	1,503,601
Distribution rights	15	114,593	1,357	‐	‐	-	‐	39,224	155,174
Brands (d)	-	65,647	-	‐	‐	-	(3,344)	‐	62,303
Trademark rights (d)	30	114,792	25	‐	‐	-	‐	6,143	120,960
Others	3	177	‐	‐	‐	(3)	‐	14,953	15,127
Decarbonization credits (CBIO) (b)	-	232,305	778,885	‐	‐	(300,480)	‐	‐	710,710
		2,744,377	1,053,577	‐	1,086	(380,392)	(3,344)	95,696	3,511,000
Accumulated amortization:
Software		(708,659)	‐	(192,976)	‐	79,720	‐	(4,858)	(826,773)
Distribution rights		(102,037)	‐	(2,956)	‐	‐	‐	(1,152)	(106,145)
Trademark rights		(14,930)	‐	(3,889)	‐	‐	‐	(112)	(18,931)
Others		(402)	‐	(4,835)	‐	3	‐	‐	(5,234)
		(826,028)	‐	(204,656)	‐	79,723	‐	(6,122)	(957,083)

Net amount		1,918,349	1,053,577	(204,656)	1,086	(300,669)	(3,344)	89,574	2,553,917

(i) Refers to R$ 1,086 transferred from property, plant and equipment.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Amortizations	Transfers (i)	Write-offs	Exchange rate variation	Balance as of 12/31/2022
Cost:
Goodwill (a)	-	818,096	99,679	‐	‐	‐	‐	917,775
Software (c)	5	1,146,980	277,600	‐	173	(125,665)	‐	1,299,088
Distribution rights	12	114,593	‐	‐	‐	‐	‐	114,593
Brands (d)	-	69,198	‐	‐	‐	‐	(3,551)	65,647
Trademark rights (d)	39	114,792	‐	‐	‐	‐	‐	114,792
Others	10	421	999	‐	(1,243)	‐	‐	177
Decarbonization credits (CBIO) (b)	-	‐	635,130	‐	‐	(402,825)	‐	232,305
		2,264,080	1,013,408	‐	(1,070)	(528,490)	(3,551)	2,744,377
Accumulated amortization:
Software		(679,402)	-	(154,122)	‐	124,865	-	(708,659)
Technology		‐	-	-	-	-	-	‐
Distribution rights		(101,027)	-	(1,010)	-	-	-	(102,037)
Trademark rights		(11,993)	-	(2,937)	-	-	-	(14,930)
Others		(402)	-	-	-	-	-	(402)
		(792,824)	‐	(158,069)	‐	124,865	‐	(826,028)
Net amount		1,471,256	1,013,408	(158,069)	(1,070)	(403,625)	(3,551)	1,918,349

(i) Refers to R$ 1,070 transferred to property, plant and equipment

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions	Amortization	Transfers (i)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale(ii)	Balance as of 12/31/2021
Cost:
Goodwill (a)		1,525,088	‐	‐	‐	‐	‐	(706,992)	818,096
Software (b)	4	1,395,046	284,311	‐	372	(19,826)	1,808	(514,731)	1,146,980
Technology		32,617	‐	‐	‐	‐	‐	(32,617)	‐
Distribution rights	12	133,599	‐	‐	‐	‐	‐	(19,006)	114,593
Brands (c)		136,962	‐	‐	‐	‐	4,759	(72,523)	69,198
Trademark rights (c)	39	114,792	‐	‐	‐	‐	‐	‐	114,792
Others (d)	10	50,698	1,678	‐	‐	‐	(76)	(51,879)	421
Decarbonization credits (e)		‐	176,837	‐	‐	(176,837)	‐	‐	‐
		3,388,802	462,826	‐	372	(196,663)	6,491	(1,397,748)	2,264,080
Accumulated amortization:
Software		(825,024)	‐	(206,025)	(203)	19,329	(1,566)	334,087	(679,402)
Technology		(32,616)	‐	‐	‐	‐	‐	32,616	‐
Distribution rights		(113,326)	‐	(3,093)	‐	‐	‐	15,392	(101,027)
Trademark rights		(9,056)	‐	(2,937)	‐	‐	‐	‐	(11,993)
Others		(32,845)	‐	(167)	‐	‐	(2)	32,612	(402)
		(1,012,867)	‐	(212,222)	(203)	19,329	(1,568)	414,707	(792,824)
Provision for losses and impairment:
Goodwill (a)		(593,280)	(68,273)	‐	‐	‐	‐	661,553	‐
Distribution rights		‐	(76,218)	‐	‐	‐	‐	76,218	‐
		(593,280)	(144,491)	‐	‐	‐	‐	737,771	‐
Net amount		1,782,655	318,335	(212,222)	169	(177,334)	4,923	(245,270)	1,471,256

(i) Refers to amounts transferred from property, plant and equipment.

(ii) For further information, see Note 29

a. Goodwill

The remaining net balance of goodwill on the following acquisitions is assessed for impairment annually or more frequently when there is indication that the goodwill might be impaired.

	Segment	12/31/2023	12/31/2022
Goodwill on the acquisition of:
Ipiranga (i)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Neogás (ii)	Ultragaz	7,761	‐
Stella (ii)	Ultragaz	103,051	99,679
Serra Diesel	Ultrapar	14,217	‐
TEAS (iii)	Ultracargo	797	797
		943,125	917,775

(i) Including R$ 246,163 presented as goodwill at the Parent.

(ii) For further information, see Notes 28.a and 28.b

(iii) On April 27, 2023, the Company was merged into Ultracargo Logística S.A.

As of December 31, 2023, the Company assessed the balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections of future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs to which goodwill is related. The main key assumptions used by the Company to calculate the value in use are described below.

Period of evaluation: the evaluation of the value in use is calculated for a period of five years, after which the Company calculates the perpetuity, considering the possibility of carrying the business on indefinitely.

Nominal discount rate and real growth rate: the nominal discount and real growth rates used to extrapolate the projections at December 31, 2023 ranged from 10.1% to 11.1% and 0% to 0.5% p.a., respectively, depending on of the CGU analyzed.

Revenue from sales and services, costs and expenses, and gross margin: considers the budget prepared for 2024 and the long-term strategic plan prepared by Management and approved by the Board of Directors.

b. Acquisition and provision for decarbonization credits

The Company, through its subsidiary IPP, has annual decarbonization obligation adopted by Brazilian National Biofuels Policy (“RenovaBio”), implemented by Law No. 13,576/2017, with additional regulations established by Decree No. 9,888/2019 and Ordinance No. 419 on November 20, 2019, issued by the Brazilian Ministry of Mines and Energy.

The decarbonization credits (“CBIOS”) acquired are recorded at historical cost in intangible assets, being retired according to decree in the year to fulfill the individual target set by the National Agency of Petroleum, Natural Gas and Biofuels (“ANP”).

The obligation is registered under “Provision for decarbonization credits” in proportion to the annual targets established by the ANP, through the average acquisition cost of credits acquired and the fair value of traded credits on B3 on the closing date to the credits to be acquired. In 2023, the amount of R$ 741,982 was registered (R$ 272,969 in 2022). Acquired decarbonization credits that have not been retired and the result of the provision for the acquisition of new credits recognized in the period are presented under Intangibles assets and Other operating income, respectively.

On April 25, 2023, Decree No. 11,499/2023 was published, which exceptionally establishes the deadline for retirement of decarbonization credits until September 2023 to meet the 2022 target and until March 2024 to meet the 2023 target. The company has complied with the deadline for retiring decarbonization credits from the 2022 target.

c. Software

Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems. Also include expenses related to software in progress in the amount of R$ 11,200 in 2023 (R$ 18,673 in 2022 and R$ 27,672 in 2021).

d. Brands and trademarks rights

Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil and the NEOgás brand, acquired in the business combination, and Chevron and Texaco trademarks rights.